Other Assets (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of other assets

	As at 31 March 2021	As at 31 March 2020
Non-current
Capital advance	7,497	5,460
Advances recoverable	142	95
Security deposits	8	8
Balances with government authorities	68	99

Total	7,715	5,662

Current
Advances recoverable (refer note 51)	1,553	1,061
Balances with government authorities	825	722
Contract asset (refer note 30(e))	86	25

Tota l	2,464	1,808